The Gabelli Global Rising Income and Dividend Fund

Schedule of Investments — March 31, 2020 (Unaudited)

Principal Amount		Market Value
	CONVERTIBLE CORPORATE BONDS — 0.2%
	Energy and Utilities — 0.2%
$100,000	Chart Industries Inc., 1.000%, 11/15/24(a)	$78,652

Shares

	COMMON STOCKS — 96.5%
	Aerospace and Defense — 1.7%
5,000	Aerojet Rocketdyne Holdings Inc.†	209,150
1,800	L3Harris Technologies Inc.	324,216
6,000	Ultra Electronics Holdings plc	149,648

		683,014

	Automotive — 0.3%
1,000	Volkswagen AG	133,892

	Automotive: Parts and Accessories — 1.4%
19,000	Dana Inc.	148,390
2,000	Genuine Parts Co.	134,660
3,000	Linamar Corp.	62,098
46,000	Uni-Select Inc.	167,029
4,000	Veoneer Inc.†	29,280

		541,457

	Aviation: Parts and Services — 0.2%
200	Curtiss-Wright Corp.	18,482
32,000	Signature Aviation plc	65,583

		84,065

	Building and Construction — 1.8%
333	Arcosa Inc.	13,233
15,000	Armstrong Flooring Inc.†	21,450
500	Chofu Seisakusho Co. Ltd.	11,834
14,000	GCP Applied Technologies Inc.†	249,200
10,000	Herc Holdings Inc.†	204,600
6,000	Johnson Controls International plc	161,760
1,220	Lennar Corp., Cl. B	35,282

		697,359

	Business Services — 1.1%
14,000	JCDecaux SA	254,770
8,000	Matthews International Corp., Cl. A	193,520

		448,290

	Cable and Satellite — 2.4%
514	DISH Network Corp., Cl. A†	10,275
800	EchoStar Corp., Cl. A†	25,576
1,000	Liberty Global plc, Cl. A†	16,510
3,000	Liberty Global plc, Cl. C†	47,130
1,000	Liberty Latin America Ltd., Cl. A†	10,520
20,000	Rogers Communications Inc., Cl. B	830,600

		940,611

Shares		Market Value
	Computer Software and Services — 0.9%
1,000	AVEVA Group plc	$43,399
34,000	Hewlett Packard Enterprise Co.	330,140

		373,539

	Consumer Products — 6.7%
21,000	Essity AB, Cl. A	643,211
9,034	Hunter Douglas NV	408,508
2,000	L’Oreal SA	526,966
1,500	Salvatore Ferragamo SpA	20,018
16,000	Scandinavian Tobacco Group A/S	161,794
4,500	Svenska Cellulosa AB SCA, Cl. A†	45,489
10,000	Swedish Match AB	574,169
7,000	Unicharm Corp.	263,725

		2,643,880

	Consumer Services — 1.5%
12,000	Ashtead Group plc	263,151
200	Boyd Group Services Inc.	20,820
3,000	Macquarie Infrastructure Corp.	75,750
8,500	ServiceMaster Global Holdings Inc.†	229,500

		589,221

	Diversified Industrial — 5.8%
1,000	Aker ASA, Cl. A	22,662
8,000	Ampco-Pittsburgh Corp.†	20,000
2,500	Ardagh Group SA	29,650
8,000	Bouygues SA	235,756
500	Crane Co.	24,590
17,200	EnPro Industries Inc.	680,776
7,500	Jardine Matheson Holdings Ltd.	375,000
17,000	Jardine Strategic Holdings Ltd.	377,400
14,500	Myers Industries Inc.	155,875
11,500	Nilfisk Holding A/S†	146,105
800	Park-Ohio Holdings Corp.	15,152
1,000	Sulzer AG	63,480
4,000	Textron Inc.	106,680
3,000	Trinity Industries Inc.	48,210

		2,301,336

	Electronics — 10.1%
36,000	Sony Corp.	2,149,788
31,000	Sony Corp., ADR	1,834,580
1,500	Stratasys Ltd.†	23,925

		4,008,293

	Energy and Energy Services — 2.5%
6,000	BP plc, ADR	146,340
12,000	Landis+Gyr Group AG	830,338

		976,678

	Energy and Utilities — 5.2%
10,000	Cameco Corp.	76,400
1,100	Cheniere Energy Inc.†	36,850

The Gabelli Global Rising Income and Dividend Fund

Schedule of Investments (Continued) — March 31, 2020 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Energy and Utilities (Continued)
7,500	National Fuel Gas Co.	$279,675
16,000	National Grid plc, ADR	932,320
10,000	Royal Dutch Shell plc, Cl. B	168,900
20,000	Severn Trent plc	566,396
200,000	Texas Competitive Electric Holdings Co. LLC, Escrow†(b)	0

		2,060,541

	Entertainment — 2.6%
9,000	Discovery Inc., Cl. A†	174,960
22,000	Grupo Televisa SAB, ADR	127,600
28,000	International Game Technology plc	166,600
100,000	ITV plc	82,003
954	ViacomCBS Inc., Cl. A	17,010
10,155	ViacomCBS Inc., Cl. B	142,272
15,000	Vivendi SA	323,012

		1,033,457

	Equipment and Supplies — 1.3%
4,500	Graco Inc.	219,285
12,500	Mueller Industries Inc.	299,250

		518,535

	Financial Services — 9.4%
1,000	American Express Co.	85,610
8,800	American International Group Inc.	213,400
2,000	Bank of America Corp.	42,460
3	Berkshire Hathaway Inc., Cl. A†	816,000
8,000	Citigroup Inc.	336,960
4,000	Comerica Inc.	117,360
8,000	Deutsche Bank AG	51,360
4,200	EXOR NV	217,713
27,000	FinecoBank Banca Fineco SpA	246,862
60,000	GAM Holding AG†	113,829
2,000	Julius Baer Group Ltd.	68,634
17,500	Kinnevik AB, Cl. A	291,886
500	Kinnevik AB, Cl. B	8,345
5,000	Morgan Stanley	170,000
30,000	Resona Holdings Inc.	90,732
2,000	State Street Corp.	106,540
1,000	T. Rowe Price Group Inc.	97,650
10,000	The Bank of New York Mellon Corp.	336,800
1,500	The PNC Financial Services Group Inc.	143,580
5,000	UBS Group AG	46,300
4,000	Wells Fargo & Co.	114,800

		3,716,821

	Food and Beverage — 22.3%
2,000	Campbell Soup Co.	92,320
8,000	Chr. Hansen Holding A/S	601,321
7,500	Danone SA	485,056
130,000	Davide Campari-Milano SpA	939,120

Shares		Market Value
6,000	Diageo plc, ADR	$762,720
4,000	Fomento Economico Mexicano SAB de CV, ADR	242,040
2,000	Heineken NV	167,994
2,500	Kellogg Co.	149,975
4,000	Kerry Group plc, Cl. A	461,895
10,900	Kikkoman Corp.	466,817
5,000	Maple Leaf Foods Inc., Toronto	90,670
1,500	McCormick & Co. Inc., Cl. V	213,645
1,500	McCormick & Co. Inc., Non-Voting	211,815
800	National Beverage Corp.†	34,120
16,000	Nestlé SA	1,653,195
3,500	Pernod Ricard SA	499,697
14,000	Remy Cointreau SA	1,538,657
6,000	The Kraft Heinz Co.	148,440
1,000	Yakult Honsha Co. Ltd.	59,428
400,000	Yashili International Holdings Ltd.	25,797

		8,844,722

	Health Care — 3.4%
20,000	Achaogen Inc.†	224
4,000	Bristol-Myers Squibb Co.	222,960
16,000	Clovis Oncology Inc.†	101,760
7,000	Cutera Inc.†	91,420
1,000	ICU Medical Inc.†	201,770
4,000	Idorsia Ltd.†	104,727
1,600	Johnson & Johnson	209,808
2,500	Patterson Cos. Inc.	38,225
6,000	Pfizer Inc.	195,840
5,000	Roche Holding AG, ADR	202,850

		1,369,584

	Hotels and Gaming — 2.0%
250,000	Mandarin Oriental International Ltd.	320,000
180,000	The Hongkong & Shanghai Hotels Ltd.	143,485
275,000	William Hill plc	232,750
1,500	Wynn Resorts Ltd.	90,285

		786,520

	Machinery — 2.8%
104,000	CNH Industrial NV, Borsa Italiana	598,284
50,000	CNH Industrial NV, New York	280,500
1,200	Mueller Water Products Inc., Cl. A	9,612
2,000	NKT A/S†	35,898
30,000	Twin Disc Inc.†	209,400

		1,133,694

	Publishing — 0.7%
38,000	The E.W. Scripps Co., Cl. A	286,520

	Retail — 0.8%
6,753	Hertz Global Holdings Inc.†	41,733
500	Ingles Markets Inc., Cl. A	18,080
4,000	Macy’s Inc.	19,640

The Gabelli Global Rising Income and Dividend Fund

Schedule of Investments (Continued) — March 31, 2020 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Retail (Continued)
2,000	Nathan’s Famous Inc.	$ 122,000
2,400	Walgreens Boots Alliance Inc.	109,800

		311,253

	Specialty Chemicals — 1.0%
700	Ashland Global Holdings Inc.	35,049
3,000	International Flavors & Fragrances Inc.	306,240
200	The Chemours Co.	1,774
4,000	Valvoline Inc.	52,360

		395,423

	Telecommunications — 6.4%
2,000	CenturyLink Inc.	18,920
11,000	Cincinnati Bell Inc.†	161,040
3,000	Deutsche Telekom AG, ADR†	38,820
4,000	Frontier Communications Corp.†	1,520
50,000	Koninklijke KPN NV	119,996
60,000	Pharol SGPS SA, ADR†	4,794
2,400	Proximus SA	55,242
130,000	Sistema PJSC FC, GDR	431,600
90,000	Sprint Corp.†	775,800
58,000	Telefonica Deutschland Holding AG	144,504
60,000	VEON Ltd., ADR	90,600
3,000	Verizon Communications Inc.	161,190
38,000	Vodafone Group plc, ADR	523,260

		2,527,286

	Wireless Communications — 2.2%
31,000	Millicom International Cellular SA, SDR	876,174

	TOTAL COMMON STOCKS	38,282,165

Principal Amount		Market Value
	U.S. GOVERNMENT OBLIGATIONS — 3.3%
$1,315,000	U.S. Treasury Bill, 0.060%††, 09/24/20	$1,314,460

	TOTAL INVESTMENTS — 100.0% (Cost $43,437,025)	$39,675,277

(a)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
†	Non-income producing security.
††	Represents annualized yield at date of purchase.

ADR  American Depositary Receipt

GDR  Global Depositary Receipt

SDR  Swedish Depositary Receipt

Geographic Diversification	%of Market Value	Market Value
Europe	47.5%	$ 18,825,062
United States	33.1	13,114,372
Japan	12.3	4,876,905
Canada	3.1	1,247,616
Asia/Pacific	3.1	1,241,682
Latin America	0.9	369,640

	100.0%	$ 39,675,277

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